Taxes on income - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Gross [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Other	$ 4,367	$ 2,661
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Compensation	5,355	3,275
Deferred Tax Asset, Intangible Assets	724	857
Deferred Tax Assets, Goodwill	1,509	1,647
Deferred Tax Assets, Deferred Income	2,012	2,563
Deferred Tax Assets, Operating Loss Carryforwards	474	0
Deferred Tax Assets, Operating Lease Liability	1,754	2,732
Deferred Tax Assets, Investments	0	13
Deferred Tax Assets, Property, Plant and Equipment	27	39
Capital Loss Carryforward	6,753	0
Deferred Tax Assets, Other	1,231	749
Deferred Tax Assets, Gross, Total	24,206	14,536
Deferred Tax Assets, Valuation Allowance	(7,133)	0
Deferred Tax Assets, Net of Valuation Allowance, Total	17,073	14,536
Deferred Tax Liabilities, Gross [Abstract]
Deferred Tax Liabilities, Deferred Expense	2,423	3,066
Deferred Tax Liability, Intangible Assets	0	337
Deferred Tax Liability, Goodwill	1,046	445
Deferred Tax Liabilities, Property, Plant and Equipment	641	874
Deferred Tax Liabilities, Leasing Arrangements	1,654	2,652
Deferred Tax Liabilities, Derivatives	53	119
Deferred Tax Liabilities, Other	149	4
Deferred Tax Liabilities, Gross, Total	6,001	7,512
Deferred Tax Assets, Net, Total	11,072	7,024
Deferred Tax Liabilities, Investments	$ 35	$ 15